NET LOSS PER SHARE	13 Months Ended
Dec. 31, 2021
Net Loss Per Share

20. NET LOSS PER SHARE

The number of shares used to calculate the diluted net loss per share for the thirteen months ended December 31, 2021 included the weighted average number of the Company’s common shares outstanding of 156,258,509 (for the year ended November 30, 2020 - 24,995,371), plus nil shares related to the dilutive effect of the conversion of stock options and warrants as they would be anti-dilutive.